Commitments and contingencies - Litigation and other contingencies (Details) - 1 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
IFRS Payments for Legal Settlements	$ 740,000
Provision amount	$ 740,000	¥ 5,297,364